Net (Loss) Income per Share - Reconciliation of Weighted Average Number of Shares Outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net (loss) income		$ (3,460,418)	$ 2,914,659
After tax effect of debt interest		0	2,567
Net (loss) income after tax effected debt interest		$ (3,460,418)	$ 2,917,226
Denominator
Basic weighted average number of shares outstanding (in shares)	[1]	1,266,268,155	1,246,588,910
Diluted weighted average number of shares (in shares)	[1]	1,266,268,155	1,273,647,350
Basic (in dollars per share)	[1]	$ (2.73)	$ 2.34
Diluted (in dollars per share)	[1]	$ (2.73)	$ 2.29
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)		30,627,560	375,300
Stock options
Denominator
Weighted average effect of dilutive securities (in shares)		0	15,554,240
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)		14,008,761	277,188
Restricted share units
Denominator
Weighted average effect of dilutive securities (in shares)		0	5,106,760
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)		10,218,906	98,112
Convertible senior notes
Denominator
Weighted average effect of dilutive securities (in shares)		0	6,388,480
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)		6,388,480	0
Deferred share units
Denominator
Weighted average effect of dilutive securities (in shares)		0	8,960
Common stock equivalents excluded from income (loss) per diluted share because they are anti-dilutive (in shares)		11,413	0

[1]	Prior year share and per share amounts have been retrospectively adjusted to reflect the Share Split effected in June 2022. See Note 19 for details.